UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2001

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 21, 2005

Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total:  $122582
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      583    31750 SH       SOLE                    28700              3050
AOL Time Warner                COM              00184A105     2251    56066 SH       SOLE                    49986              6080
AT&T Corp                      COM              001957109     1800    84522 SH       SOLE                    76127              8395
Agilent Technologies           COM              00846U101      513    16709 SH       SOLE                    14890              1819
Alltel Corp                    COM              020039103      254     4846 SH       SOLE                     4446               400
American Express               COM              025816109     3599    87139 SH       SOLE                    79619              7520
Bank of America                COM              060505104     1183    21600 SH       SOLE                    19500              2100
Boeing Company                 COM              097023105     3462    62137 SH       SOLE                    57812              4325
Bristol Myers Squibb           COM              110122108     2733    46002 SH       SOLE                    42302              3700
Broadcom Corporation           COM              111320107      261     9033 SH       SOLE                     8400               633
Caterpillar, Inc               COM              149123101     2876    64794 SH       SOLE                    58799              5995
Cisco Systems                  COM              17275R102      630    39842 SH       SOLE                    35439              4403
Citigroup Inc                  COM              172967101     1612    35848 SH       SOLE                    32142              3706
Coca-Cola                      COM              191216100     1445    31988 SH       SOLE                    28743              3245
Deere & Co                     COM              244199105     1226    33725 SH       SOLE                    31025              2700
Diebold, Inc                   COM              253651103      928    33795 SH       SOLE                    30595              3200
Disney, (Walt) Co              COM              254687106     2637    92186 SH       SOLE                    85311              6875
DuPont deNemours               COM              263534109     1951    47936 SH       SOLE                    44071              3865
Exxon Mobil Corp               COM              30231G102     3724    45976 SH       SOLE                    42048              3928
FedEx Corp                     COM              31428X106     3311    79430 SH       SOLE                    72270              7160
Ford Motor Co                  COM              345370860     2624    93327 SH       SOLE                    85103              8224
General Electric               COM              369604103     6522   155813 SH       SOLE                   143184             12629
General Motors                 COM              370442105     1555    29988 SH       SOLE                    27338              2650
Halliburton Co                 COM              406216101      867    23600 SH       SOLE                    22000              1600
Hewlett-Packard                COM              428236103     2000    63963 SH       SOLE                    57483              6480
Hillenbrand Inds               COM              431573104      397     8225 SH       SOLE                     7725               500
Int'l Business Mach            COM              459200101     3510    36495 SH       SOLE                    33900              2595
Intel Corp                     COM              458140100     3558   135228 SH       SOLE                   123608             11620
International Paper            COM              460146103     1654    45837 SH       SOLE                    42337              3500
JDS Uniphase Corp              COM              46612J101      407    22060 SH       SOLE                    20674              1386
JP Morgan Chase                COM              46625H100     3155    70266 SH       SOLE                    65204              5062
Johnson & Johnson              COM              478160104     3281    37515 SH       SOLE                    34355              3160
Lucent Technologies            COM              549463107     1037   104021 SH       SOLE                    93804             10217
Matsushita Elec ADR            COM              576879209     1693    91750 SH       SOLE                    84550              7200
McDonalds Corp                 COM              580135101     1616    60884 SH       SOLE                    56344              4540
Medtronic Inc                  COM              585055106      379     8280 SH       SOLE                     8180               100
Merck                          COM              589331107     4717    62150 SH       SOLE                    57305              4845
Microsoft Corp                 COM              594918104     1727    31587 SH       SOLE                    28726              2861
Motorola, Inc                  COM              620076109     1348    94519 SH       SOLE                    88099              6420
Nokia ADS                      COM              654902204     2315    96454 SH       SOLE                    89638              6816
Nortel Networks                COM              656568102      636    45268 SH       SOLE                    42958              2310
Novartis AG ADR                COM              66987V109     1571    39950 SH       SOLE                    35870              4080
Procter & Gamble               COM              742718109     3052    48751 SH       SOLE                    45531              3220
RF Micro Devices               COM              749941100      548    46885 SH       SOLE                    42315              4570
Royal Dutch Pet ADR            COM              780257804     2864    51660 SH       SOLE                    47455              4205
Royal Phil Elec ADR            COM              500472303     3434   128626 SH       SOLE                   119992              8634
SAP AG ADR                     COM              803054204      750    25875 SH       SOLE                    23575              2300
SBC Communications             COM              78387G103      917    20540 SH       SOLE                    18340              2200
Sony Corp ADR                  COM              835699307     3796    52541 SH       SOLE                    48366              4175
Texaco Inc                     COM              881694103      541     8152 SH       SOLE                     8052               100
Tyco International             COM              902124106     5056   116948 SH       SOLE                   108178              8770
Tyson Foods Cl A               COM              902494103     3849   285774 SH       SOLE                   275729             10045
United Technologies            COM              913017109     4598    62724 SH       SOLE                    57769              4955
Vivendi Univ. ADR              COM              92851S204      204     3360 SH       SOLE                     3000               360
Wal-Mart Stores                COM              931142103     8280   163964 SH       SOLE                   149018             14945
WorldCom, Inc                  COM              98157D106     1146    61299 SH       SOLE                    56151              5148